BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 5) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) Facebook
Equity method investment
Cash consideration	$ 61.8	2,023.0	174.0	174.0
Number of shares received as consideration					142,479
Gain on sale of ownership interest	$ 65.3	2,137.0	234.0	234.0